NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund

Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund

Supplement dated September 12, 2024

to the Statement of Additional Information (“SAI”) dated February 28, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (“Fund”)

Effective October 1, 2024, the following replaces the information regarding the Fund under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” on page 70 of the SAI:

•	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund to 0.60% until February 28, 2026

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE